Schedule of Investments (unaudited)
March 31, 2026
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 Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 39.1%
FNMA — 21.6%
Federal National Mortgage Association (FNMA)	2.000%	4/1/56	31,000,000	$24,976,797 (a)
Federal National Mortgage Association (FNMA)	3.500%	4/1/56	5,600,000	5,134,519 (a)
Federal National Mortgage Association (FNMA)	4.500%	4/1/56	12,000,000	11,582,880 (a)
Federal National Mortgage Association (FNMA)	5.500%	4/1/56	25,000,000	25,119,054 (a)
Federal National Mortgage Association (FNMA)	6.000%	4/1/56	57,900,000	59,028,138 (a)
Federal National Mortgage Association (FNMA)	6.500%	4/1/56	16,000,000	16,554,561 (a)
Total FNMA				142,395,949
GNMA — 17.5%
Government National Mortgage Association (GNMA) II	2.000%	4/1/56	28,000,000	23,137,187 (a)
Government National Mortgage Association (GNMA) II	2.500%	4/1/56	25,600,000	22,028,000 (a)
Government National Mortgage Association (GNMA) II	3.000%	4/1/56	18,700,000	16,697,342 (a)
Government National Mortgage Association (GNMA) II	4.500%	4/1/56	12,100,000	11,691,185 (a)
Government National Mortgage Association (GNMA) II	5.000%	4/1/56	19,000,000	18,820,198 (a)
Government National Mortgage Association (GNMA) II	5.500%	4/1/56	14,000,000	14,091,350 (a)
Government National Mortgage Association (GNMA) II	6.000%	4/1/56	8,900,000	9,050,966 (a)
Total GNMA				115,516,228

Total Mortgage-Backed Securities (Cost — $258,817,825)				257,912,177
Corporate Bonds & Notes — 34.5%
Communication Services — 5.8%
Diversified Telecommunication Services — 0.2%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,720,000	1,206,083 (b)
Entertainment — 0.3%
Discovery Global Holdings Inc., Senior Notes	4.279%	3/15/32	157,000	139,141
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	1,820,000	1,804,530 (b)
Total Entertainment				1,943,671
Interactive Media & Services — 0.5%
Alphabet Inc., Senior Notes	5.350%	11/15/45	150,000	146,756
Alphabet Inc., Senior Notes	5.500%	2/15/46	380,000	377,173
Alphabet Inc., Senior Notes	5.250%	5/15/55	220,000	207,891
Alphabet Inc., Senior Notes	5.450%	11/15/55	150,000	145,335
Alphabet Inc., Senior Notes	5.650%	2/15/56	380,000	379,049
Alphabet Inc., Senior Notes	5.300%	5/15/65	240,000	222,337
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	400,000	395,788
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	310,000	304,246
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	410,000	388,252
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	350,000	328,321
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	690,000	641,378
Total Interactive Media & Services				3,536,526
Media — 2.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	1,780,000	1,610,832 (b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	2,900,000	2,593,138
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	1,820,000	1,814,070 (b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	460,000	477,824
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,110,000	$1,024,360
DISH DBS Corp., Senior Notes	5.125%	6/1/29	2,620,000	2,344,263
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	2,260,000	2,241,916 (b)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	420,000	406,475 (b)
Fox Corp., Senior Notes	6.500%	10/13/33	1,030,000	1,105,737
Fox Corp., Senior Notes	5.476%	1/25/39	960,000	929,123
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,680,000	1,759,140
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	510,000	522,353 (b)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	1,470,000	1,410,744 (b)
Total Media				18,239,975
Wireless Telecommunication Services — 2.0%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	5,500,000	3,511,833 (b)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	11,770,000	6,996,072 (b)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	640,000	637,444
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	760,000	765,990
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,000,000	731,609
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	730,000	628,845 (b)
Total Wireless Telecommunication Services				13,271,793

Total Communication Services				38,198,048
Consumer Discretionary — 5.7%
Automobile Components — 1.0%
Cyprium Corp./Cyprium Holdings Luxembourg SARL, Senior Notes	6.375%	4/15/34	860,000	836,902 (b)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	1,340,000	1,317,341 (b)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	4,640,000	4,412,793 (b)
Total Automobile Components				6,567,036
Automobiles — 0.1%
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	690,000	654,368 (b)
Broadline Retail — 0.4%
Amazon.com Inc., Senior Notes	5.650%	3/13/46	240,000	239,312
Amazon.com Inc., Senior Notes	5.800%	3/13/56	190,000	189,981
Amazon.com Inc., Senior Notes	5.950%	3/13/66	330,000	331,333
Prosus NV, Senior Notes	3.061%	7/13/31	2,400,000	2,151,424 (b)
Total Broadline Retail				2,912,050
Hotels, Restaurants & Leisure — 3.7%
Carnival Corp., Senior Notes	5.875%	6/15/31	6,570,000	6,654,891 (b)
Carnival Corp., Senior Notes	6.125%	2/15/33	1,550,000	1,566,321 (b)
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	180,000	185,228
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	1,070,000	1,086,719 (b)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	1,530,000	1,469,841 (b)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	530,000	515,248 (b)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	300,000	291,310 (b)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	2,540,000	2,566,002 (b)
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	290,000	280,096
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	140,000	133,242
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,600,000	1,603,750 (b)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	1,960,000	$1,936,533 (b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,640,000	2,630,384 (b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	3,080,000	3,230,289 (b)
Total Hotels, Restaurants & Leisure				24,149,854
Specialty Retail — 0.5%
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	2,340,000	2,280,445 (b)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	1,260,000	1,259,136 (b)
Total Specialty Retail				3,539,581

Total Consumer Discretionary				37,822,889
Consumer Staples — 1.7%
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	290,000	286,433
Food Products — 0.0%††
Mars Inc., Senior Notes	5.200%	3/1/35	280,000	282,767 (b)
Tobacco — 1.6%
Altria Group Inc., Senior Notes	5.800%	2/14/39	2,040,000	2,049,061
Altria Group Inc., Senior Notes	5.950%	2/14/49	3,860,000	3,745,128
Altria Group Inc., Senior Notes	6.200%	2/14/59	372,000	367,060
BAT Capital Corp., Senior Notes	3.734%	9/25/40	2,740,000	2,186,932
BAT Capital Corp., Senior Notes	7.081%	8/2/53	1,619,000	1,790,716
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	210,000	213,935
Total Tobacco				10,352,832

Total Consumer Staples				10,922,032
Energy — 5.6%
Oil, Gas & Consumable Fuels — 5.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	2,230,000	2,317,969 (b)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	1,040,000	1,054,414 (b)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	100,000	105,136 (b)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	940,000	940,465 (b)
Devon Energy Corp., Senior Notes	5.000%	6/15/45	540,000	474,603
Ecopetrol SA, Senior Notes	4.625%	11/2/31	2,420,000	2,152,239
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	3,170,000	3,166,270 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	6,140,000	6,265,624 (c)(d)
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	11,094
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	1,200,000	1,155,175
EQT Corp., Senior Notes	5.000%	1/15/29	180,000	181,203
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	840,000	851,838 (b)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	960,000	955,854 (b)
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	700,000	668,247
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	4,209,000	4,301,846
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	30,000	30,580 (b)
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	1,440,000	1,152,401
Range Resources Corp., Senior Notes	4.750%	2/15/30	1,910,000	1,863,484 (b)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	4,040,000	3,582,071 (b)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	230,000	$252,951 (b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	750,000	781,186 (b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	230,000	257,923 (b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	1,630,000	1,727,477 (b)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	320,000	322,690
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	640,000	541,464
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,650,000	1,605,338

Total Energy				36,719,542
Financials — 1.7%
Banks — 0.6%
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	1,300,000	1,244,016 (d)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	580,000	568,425 (b)(d)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	750,000	759,804 (d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	780,000	687,790 (d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	960,000	806,385
Total Banks				4,066,420
Capital Markets — 0.2%
CI Financial Corp., Senior Notes	7.500%	5/30/29	900,000	944,936 (b)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	730,000	754,350 (b)(c)(d)
Total Capital Markets				1,699,286
Financial Services — 0.7%
Block Inc., Senior Notes	6.000%	8/15/33	1,270,000	1,250,332 (b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,110,000	2,170,274 (b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	910,000	923,903 (b)
Total Financial Services				4,344,509
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	330,000	337,145
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	930,000	965,608 (b)
Total Insurance				1,302,753

Total Financials				11,412,968
Health Care — 3.9%
Health Care Equipment & Supplies — 0.2%
Solventum Corp., Senior Notes	5.600%	3/23/34	680,000	695,388
Solventum Corp., Senior Notes	5.900%	4/30/54	1,023,000	1,000,256
Total Health Care Equipment & Supplies				1,695,644
Health Care Providers & Services — 0.2%
HCA Inc., Senior Notes	5.500%	6/15/47	20,000	18,347
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	10,656
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	430,000	455,267 (b)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	840,000	904,445 (b)
Total Health Care Providers & Services				1,388,715
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — 3.5%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	930,000	$952,961 (b)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	822,912 (b)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	5,970,000	4,484,963 (b)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	280,000	208,624 (b)
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	240,000	218,796
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	1,100,000	990,356
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	15,311,000	15,294,914
Total Pharmaceuticals				22,973,526

Total Health Care				26,057,885
Industrials — 2.8%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	5.705%	5/1/40	500,000	501,021
Boeing Co., Senior Notes	6.858%	5/1/54	490,000	539,723
Bombardier Inc., Senior Notes	7.250%	7/1/31	350,000	367,209 (b)
Bombardier Inc., Senior Notes	6.750%	6/15/33	830,000	858,185 (b)
Huntington Ingalls Industries Inc., Senior Notes	5.749%	1/15/35	210,000	217,673
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	210,000	190,825
RTX Corp., Senior Notes	4.500%	6/1/42	1,220,000	1,083,321
RTX Corp., Senior Notes	3.030%	3/15/52	1,010,000	641,749
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	3,380,000	3,492,912 (b)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	10,000	10,211 (b)
Total Aerospace & Defense				7,902,829
Building Products — 0.3%
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	70,000	64,530 (b)
Builders FirstSource Inc., Senior Notes	6.750%	5/15/35	1,430,000	1,430,417 (b)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	450,000	456,639 (b)
Total Building Products				1,951,586
Commercial Services & Supplies — 0.7%
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	1,430,000	1,404,326 (b)
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	470,000	457,235 (b)
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	1,200,000	1,243,293 (b)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,090,000	1,104,185 (b)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	380,000	382,651
Total Commercial Services & Supplies				4,591,690
Electrical Equipment — 0.0%††
GE Vernova Inc., Senior Notes	5.500%	2/4/56	60,000	57,761
Passenger Airlines — 0.1%
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	740,000	725,619
Trading Companies & Distributors — 0.5%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	600,000	615,650 (b)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	940,000	964,057 (b)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	1,630,000	1,664,012 (b)
Total Trading Companies & Distributors				3,243,719

Total Industrials				18,473,204
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 1.1%
Electronic Equipment, Instruments & Components — 0.0%††
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	220,000	$227,369 (b)
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom Inc., Senior Notes	5.200%	7/15/35	1,070,000	1,078,730
Broadcom Inc., Senior Notes	4.800%	2/15/36	310,000	302,347
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	1,090,000	1,104,626 (b)
Intel Corp., Senior Notes	5.700%	2/10/53	320,000	294,889
Micron Technology Inc., Senior Notes	6.050%	11/1/35	750,000	809,610
Total Semiconductors & Semiconductor Equipment				3,590,202
Software — 0.3%
Oracle Corp., Senior Notes	4.950%	2/4/31	10,000	9,788
Oracle Corp., Senior Notes	5.350%	5/4/33	100,000	97,384
Oracle Corp., Senior Notes	5.700%	2/4/36	390,000	375,149
Oracle Corp., Senior Notes	6.550%	2/4/46	90,000	84,024
Oracle Corp., Senior Notes	3.600%	4/1/50	1,090,000	658,558
Oracle Corp., Senior Notes	6.700%	2/4/56	90,000	83,594
Oracle Corp., Senior Notes	6.850%	2/4/66	220,000	202,450
Synopsys Inc., Senior Notes	5.150%	4/1/35	180,000	180,409
Synopsys Inc., Senior Notes	5.700%	4/1/55	360,000	344,427
Total Software				2,035,783
Technology Hardware, Storage & Peripherals — 0.2%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	1,220,000	1,243,237 (b)

Total Information Technology				7,096,591
Materials — 3.9%
Chemicals — 0.4%
OCP SA, Senior Notes	6.750%	5/2/34	2,640,000	2,749,077 (b)
Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	210,000	213,634
Metals & Mining — 3.1%
Anglo American Capital PLC, Senior Notes	5.250%	3/19/36	360,000	352,159 (b)
Corp. Nacional del Cobre de Chile, Senior Notes	5.529%	1/30/37	5,170,000	5,081,179 (b)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,230,000	2,327,235 (b)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	2,520,000	2,567,507 (b)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	1,800,000	1,733,016 (b)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,930,000	3,721,286
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	790,000	807,381 (b)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	340,000	342,288 (b)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	2,280,000	2,608,694
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	241,630
Vale Canada Ltd., Senior Notes	7.200%	9/15/32	614,000	668,492
Total Metals & Mining				20,450,867
Paper & Forest Products — 0.4%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	2,390,000	2,223,035

Total Materials				25,636,613
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate — 0.4%
Specialized REITs — 0.4%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,130,000	$1,130,411 (b)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	330,000	324,368 (b)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	1,480,000	1,463,850 (b)

Total Real Estate				2,918,629
Utilities — 1.9%
Electric Utilities — 1.9%
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	6,710,000	6,511,049 (b)
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	360,000	358,798
Georgia Power Co., Senior Notes	5.200%	3/15/35	370,000	375,984
NRG Energy Inc., Senior Notes	5.750%	1/15/34	740,000	730,443 (b)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	3,640,000	3,609,068 (b)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	290,000	284,647 (b)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	390,000	380,369
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	200,000	204,471
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.800%	4/1/55	160,000	158,465

Total Utilities				12,613,294
Total Corporate Bonds & Notes (Cost — $239,967,673)				227,871,695
Collateralized Mortgage Obligations(e) — 25.1%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. Term SOFR + 0.474%)	4.153%	6/25/47	2,210,539	2,023,639 (d)
Banc of America Funding Corp., 2015-R3 1A2	3.861%	3/27/36	10,966,899	9,340,337 (b)(d)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. Term SOFR + 0.324%)	4.005%	5/26/37	6,581,207	5,905,755 (b)(d)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	20,110,000	19,084,702
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. Term SOFR + 0.274%)	6.958%	11/26/36	89,905	91,383 (b)(d)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. Term SOFR + 0.339%)	4.238%	1/26/36	7,376,305	6,888,118 (b)(d)
BX Commercial Mortgage Trust, 2021-21M A (1 mo. Term SOFR + 0.844%)	4.517%	10/15/36	806,273	805,872 (b)(d)
BX Commercial Mortgage Trust, 2021-ACNT A (1 mo. Term SOFR + 0.964%)	4.637%	11/15/38	5,812,074	5,809,390 (b)(d)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.423%	8/15/42	5,340,000	5,350,664 (b)(d)
BX Commercial Mortgage Trust, 2026-CSMO C (1 mo. Term SOFR + 2.000%)	5.673%	2/15/43	8,260,000	8,285,033 (b)(d)
BX Commercial Mortgage Trust, 2026-VLT9 A (1 mo. Term SOFR + 1.700%)	5.373%	3/15/45	3,320,000	3,310,385 (b)(d)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	4.423%	10/15/26	4,254,381	4,249,620 (b)(d)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	11,200,000	10,608,129
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	5.381%	4/15/36	1,571,610	250,027 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	7.162%	10/25/33	3,980,000	4,494,337 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	15.526%	5/25/43	8,403,723	9,860,596 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	6.762%	10/25/41	8,870,000	8,956,748 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	6.812%	12/25/41	2,700,000	2,725,783 (b)(d)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(e) — continued
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	6.762%	6/25/43	4,140,000	$4,296,155 (b)(d)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.179%	5/16/55	1,839,697	10,297 (d)
Hilton USA Trust, 2016-HHV D	4.194%	11/5/38	2,800,000	2,785,397 (b)(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	4.333%	11/25/36	5,311,881	4,760,619 (d)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.330%	11/15/47	3,940,000	3,254,919 (d)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	6.090%	8/15/38	9,918,548	9,787,403 (b)(d)
KIND Trust, 2021-KIND XCP, IO	0.000%	8/15/38	78,050,000	82 (b)(d)
KREF Ltd., 2021-FL2 D (1 mo. Term SOFR + 2.314%)	5.993%	2/15/39	3,130,000	3,126,077 (b)(d)
MIC Trust, 2023-MIC A	8.437%	12/5/38	2,740,000	2,919,455 (b)(d)
MLTI Trust, 2026-SF75 A (1 mo. Term SOFR + 1.400%)	5.073%	3/15/31	5,360,000	5,341,978 (b)(d)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	7,980,000	7,146,090 (b)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	2,200,000	2,222,179 (b)(d)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%)	4.343%	5/25/37	3,460,960	2,662,763 (d)
ROCK Trust, 2024-CNTR E	8.819%	11/13/41	5,000,000	5,216,120 (b)
SLG Office Trust, 2026-OMA A	4.965%	4/15/41	3,900,000	3,915,199 (b)(d)(f)

Total Collateralized Mortgage Obligations (Cost — $167,939,223)				165,485,251
Sovereign Bonds — 16.0%
Angola — 0.2%

Angolan Government International Bond, Senior Notes	9.375%	3/31/33	1,100,000	1,089,583 (b)
Argentina — 1.0%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	1,567,522	1,314,367
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	3,500,000	2,528,750
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	3,375,083	2,552,407 (b)
Total Argentina				6,395,524
Bahamas — 0.1%

Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	690,000	738,355 (b)
Brazil — 2.9%

Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	116,857,000 BRL	18,920,018
Chile — 0.5%

Bonos de la Tesoreria de la Republica en pesos, Bonds	6.000%	4/1/33	2,825,000,000 CLP	3,138,347 (g)
Costa Rica — 1.0%

Costa Rica Government International Bond, Senior Notes	6.550%	4/3/34	6,110,000	6,457,384 (b)
Ecuador — 0.5%

Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	3,140,000	3,085,050 (b)
Egypt — 0.3%

Egypt Government International Bond, Senior Notes	7.053%	1/15/32	1,880,000	1,778,211 (g)
Ghana — 0.1%
Ghana Government International Bond, Senior Notes	0.000%	7/3/26	18,160	17,853 (b)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/29	113,172	108,187 (b)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	789,960	675,753 (b)
Total Ghana				801,793
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ivory Coast — 0.1%

Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,070,000	$1,010,659 (g)
Jamaica — 0.8%

Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	843,000,000 JMD	5,625,021
Kenya — 0.3%

Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	2,470,000	2,057,693 (b)
Malaysia — 0.5%

Malaysia Government Bond	4.254%	5/31/35	12,820,000 MYR	3,315,673
Mexico — 1.3%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	5,140,000	5,173,410 (b)
Mexican Bonos, Senior Notes	7.750%	11/13/42	66,870,000 MXN	3,100,114
Total Mexico				8,273,524
Panama — 0.3%

Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,820,000	2,322,834
Paraguay — 0.6%
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	1,120,000	1,039,640 (b)
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	3,100,000	2,877,575 (g)
Total Paraguay				3,917,215
Peru — 1.0%
Peru Government Bond, Senior Notes	5.400%	8/12/34	5,410,000 PEN	1,475,843
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	4,890,000	5,292,203
Total Peru				6,768,046
Poland — 0.8%

Republic of Poland Government International Bond, Senior Notes	5.125%	9/18/34	5,100,000	5,132,204
South Africa — 0.4%

Republic of South Africa Government Bond	8.750%	1/31/44	55,750,000 ZAR	2,987,632
Sri Lanka — 0.2%
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	195,753	187,147 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	209,252	192,516 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	410,444	343,574 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	277,144	209,946 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 11/15/27 then 3.850%)	3.600%	5/15/36	192,344	171,957 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	384,851	340,973 (b)
Total Sri Lanka				1,446,113
Supranational — 2.5%

Inter-American Development Bank, Senior Notes	7.350%	10/6/30	1,576,000,000 INR	16,326,234
Ukraine — 0.4%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	724,538	311,530 (g)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	532,422	285,082 (g)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	612,285	285,792 (g)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ukraine — continued
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	1,242,318	$654,445 (g)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	1,774,740	917,472 (g)
Total Ukraine				2,454,321
Uruguay — 0.2%
Uruguay Government International Bond, Senior Notes	8.250%	5/21/31	58,830,000 UYU	1,502,146

Total Sovereign Bonds (Cost — $109,136,599)				105,543,580
Asset-Backed Securities — 10.2%
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	4,130,000	4,119,267 (b)(d)
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.038%	4/20/38	560,000	560,677 (b)(d)
Apidos Loan Fund Ltd., 2024-1A A1R (3 mo. Term SOFR + 1.250%)	4.918%	10/25/38	7,840,000	7,838,040 (b)(d)
Balboa Bay Loan Funding Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.250%)	4.981%	1/20/39	3,640,000	3,636,761 (b)(d)
Battery Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.400%)	5.072%	7/15/36	5,300,000	5,302,335 (b)(d)
Bayfront Iabs Pte Ltd., 7A A (SOFR + 1.280%)	4.960%	4/11/48	4,280,000	4,279,589 (b)(d)
Bayswater Park CLO Ltd., 2023-1A AR (3 mo. Term SOFR + 1.210%)	4.878%	1/20/39	4,250,000	4,250,722 (b)(d)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. Term SOFR + 2.364%)	5.293%	10/25/37	5,025,296	5,098,181 (b)(d)
Elevation CLO Ltd., 2025-18A A1 (3 mo. Term SOFR + 1.240%)	4.908%	3/28/38	2,690,000	2,689,484 (b)(d)
Elmwood CLO Ltd., 2019-1A A1R3 (3 mo. Term SOFR + 1.120%)	4.780%	4/20/37	2,000,000	1,990,998 (b)(d)
Fremont Home Loan Trust, 2006-B 1A (1 mo. Term SOFR + 0.414%)	3.943%	8/25/36	13,447,952	5,473,200 (d)
Galaxy CLO Ltd., 2024-33A A1R (3 mo. Term SOFR + 1.280%)	4.962%	4/20/37	2,500,000	2,500,625 (b)(d)(f)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	4.738%	12/25/35	2,980,000	2,920,915 (d)
Magnetite Ltd., 2021-31A A1R (3 mo. Term SOFR + 1.000%)	4.672%	7/15/34	4,750,000	4,746,886 (b)(d)
Mountain View CLO Ltd., 2022-1A A1RR (3 mo. Term SOFR + 1.330%)	5.002%	3/15/38	4,920,000	4,927,203 (b)(d)
Point Au Roche Park CLO Ltd., 2021-1A AR (3 mo. Term SOFR + 1.170%)	4.829%	1/20/39	2,000,000	1,993,501 (b)(d)
Symphony CLO Ltd., 2025-52A AR (3 mo. Term SOFR + 1.150%)	4.815%	1/20/36	1,000,000	999,924 (b)(d)
Warwick Capital CLO Ltd., 2025-7A A1 (3 mo. Term SOFR + 1.300%)	5.252%	10/21/38	4,050,000	4,043,914 (b)(d)

Total Asset-Backed Securities (Cost — $72,330,968)				67,372,222
Senior Loans — 6.7%
Communication Services — 0.4%
Media — 0.4%
Nexstar Media Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.168%	6/28/32	2,905,400	2,879,193 (d)(h)(i)

Consumer Discretionary — 1.0%
Automobile Components — 0.0%††
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.168%	5/6/30	202,513	202,133 (d)(h)(i)
Automobiles — 0.1%
Belron Finance 2019 LLC, Term Loan (3 mo. Term SOFR + 2.000%)	5.660%	10/16/31	603,911	604,440 (d)(h)(i)
Broadline Retail — 0.0%††
Peer Holding III BV, Term Loan B5 (3 mo. Term SOFR + 2.500%)	6.200%	7/1/31	405,890	405,573 (d)(h)(i)
Hotels, Restaurants & Leisure — 0.2%
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	5.668%	7/18/31	1,083,636	1,084,795 (d)(h)(i)
Specialty Retail — 0.7%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.918%	6/11/31	2,032,507	2,014,449 (d)(h)(i)(j)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.950%	1/22/31	2,440,000	$2,390,370 (d)(h)(i)
Total Specialty Retail				4,404,819

Total Consumer Discretionary				6,701,760
Consumer Staples — 0.2%
Beverages — 0.2%
Triton Water Holdings Inc., 2026 Refinancing Term Loan	—	3/19/31	1,330,000	1,333,737 (j)

Financials — 2.7%
Banks — 0.2%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.668%	11/24/32	1,340,000	1,320,737 (d)(h)(i)
Capital Markets — 0.4%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.168%	9/15/31	1,988,843	1,929,068 (d)(h)(i)
GIP Pilot Acquisition Partners LP, Amendment No. 2 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.646%	10/4/30	403,074	404,082 (d)(h)(i)
Total Capital Markets				2,333,150
Financial Services — 0.5%
Citadel Securities LP, 2024 Term Loan Facility (3 mo. Term SOFR + 2.000%)	5.700%	10/31/31	810,051	811,910 (d)(h)(i)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.673%	12/15/31	2,766,278	2,719,127 (d)(h)(i)
Total Financial Services				3,531,037
Insurance — 1.5%
AmWINS Group Inc., 2026 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	5.668%	1/30/32	2,560,435	2,546,378 (d)(h)(i)
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.418%	3/11/33	2,689,816	2,604,091 (d)(h)(i)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.920%	6/20/30	1,884,418	1,882,336 (d)(h)(i)(j)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.168%	7/31/31	2,034,874	2,000,719 (d)(h)(i)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.450%	5/6/31	980,000	968,671 (d)(h)(i)
Total Insurance				10,002,195
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Mortgage LLC, 2025 Repricing Term Loan (1 mo. Term SOFR + 1.750%)	5.418%	11/18/27	405,902	405,903 (d)(h)(i)(k)

Total Financials				17,593,022
Health Care — 0.5%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.418%	10/23/28	1,087,917	1,090,773 (d)(h)(i)(j)
Health Care Providers & Services — 0.1%
Sotera Health Holdings LLC, 2025 Term Loan (1 mo. Term SOFR + 2.500%)	6.168%	5/30/31	580,047	581,317 (d)(h)(i)
Health Care Technology — 0.3%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	2/15/29	1,845,340	1,814,200 (d)(h)(i)

Total Health Care				3,486,290
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 0.7%
Machinery — 0.1%
Chart Industries Inc., 2024 Term Loan B (3 mo. Term SOFR + 2.500%)	6.161%	3/15/30	542,479	$542,819 (d)(h)(i)
Passenger Airlines — 0.3%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	877,384	109,673 *(k)(l)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	1/2/40	370,766	367,059 (d)(h)(i)
Spirit Airlines LLC, Roll Up Term Loan	—	10/14/26	2,302,927	1,612,049 (j)(k)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	91,953	91,033 (d)(h)(i)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	181,610	179,793 (d)(h)(i)
Total Passenger Airlines				2,359,607
Professional Services — 0.3%
CoreLogic Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	7.282%	6/2/28	1,905,013	1,826,441 (d)(h)(i)

Total Industrials				4,728,867
Information Technology — 0.9%
Software — 0.9%
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.950%	3/21/31	2,074,787	1,906,729 (d)(h)(i)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.518%	10/8/28	1,840,000	1,647,950 (d)(h)(i)
UKG Inc., Term Loan B	—	2/10/31	2,064,812	1,975,902 (j)

Total Information Technology				5,530,581
Real Estate — 0.1%
Specialized REITs — 0.1%
Iron Mountain Information Management LLC, Amendment No. 1 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	5.668%	1/31/31	603,823	601,371 (d)(h)(i)

Utilities — 0.2%
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Construction Finance Co. LP, 2025 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.418%	7/31/30	820,000	821,280 (d)(h)(i)
Lightning Power LLC, Initial Term Loan B (1 mo. Term SOFR + 2.250%)	5.918%	8/18/31	405,880	407,243 (d)(h)(i)

Total Utilities				1,228,523
Total Senior Loans (Cost — $44,517,455)				44,083,344
U.S. Government & Agency Obligations — 4.4%
U.S. Government Obligations — 4.4%
U.S. Treasury Bonds	4.750%	11/15/43	17,040,000	16,840,312 (m)(n)
U.S. Treasury Bonds	4.250%	8/15/54	13,080,000	11,717,841 (m)(n)
U.S. Treasury Notes	4.000%	11/15/35	160,000	156,088 (m)

Total U.S. Government & Agency Obligations (Cost — $29,844,888)				28,714,241
U.S. Treasury Inflation Protected Securities — 0.2%
U.S. Treasury Notes, Inflation Indexed (Cost — $1,207,578)	1.875%	7/15/34	1,181,667	1,187,925 (m)
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
U.S. Treasury 2-Year Notes Futures, Call @ $103.750	5/22/26	1,423	2,846,000	867,141
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 5-Year Notes Futures, Call @ $109.250	4/10/26	696	696,000	$43,500

Total Purchased Options (Cost — $960,822)				910,641
			Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			705	176 *(o)(p)
Spirit Aviation Holdings Inc.			121,435	30,359 *

Total Common Stocks (Cost — $1,705,602)				30,535
	Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes (Cost — $29,034)	3.400%	5/16/45	1,123,886 UYU	29,600
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $1,050,305)		3/12/30	86,279	21,570 *(b)(o)(p)
Total Investments — 136.3% (Cost — $927,507,972)				899,162,781
Liabilities in Excess of Other Assets — (36.3)%				(239,678,226)
Total Net Assets — 100.0%				$659,484,555

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset SMASh Series Core Plus Completion Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2026, the Fund held TBA securities with a total cost of $258,817,825.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Securities traded on a when-issued or delayed delivery basis.
(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	All or a portion of this loan has not settled as of March 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	Security is valued using significant unobservable inputs (Note 1).
(l)	The coupon payment on this security is currently in default as of March 31, 2026.
(m)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(n)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(o)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(p)	Restricted security (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CLP	—	Chilean Peso
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
At March 31, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/11/26	$97.500	483	$1,207,500	$(54,337)
3-Month SOFR Futures, Call	12/11/26	97.500	269	672,500	(48,756)
3-Month SOFR Futures, Put	12/11/26	96.500	573	1,432,500	(544,350)
U.S. Treasury 2-Year Notes Futures, Put	5/22/26	103.000	1,423	2,846,000	(289,047)
U.S. Treasury 5-Year Notes Futures, Call	4/10/26	109.750	1,392	1,392,000	(43,500)
U.S. Treasury 5-Year Notes Futures, Call	4/24/26	109.000	491	491,000	(88,227)
U.S. Treasury 5-Year Notes Futures, Call	4/24/26	110.250	1,394	1,394,000	(65,344)
U.S. Treasury 5-Year Notes Futures, Put	4/24/26	107.000	491	491,000	(69,047)
Total Exchange-Traded Written Options (Premiums received — $1,820,801)					$(1,202,608)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	1,126	6/26	$271,678,015	$271,154,875	$(523,140)
Australian 10-Year Bonds	245	6/26	18,367,358	18,214,457	(152,901)
U.S. Treasury 2-Year Notes	200	6/26	41,411,413	41,489,062	77,649
U.S. Treasury 5-Year Notes	9,760	6/26	1,069,883,022	1,055,833,774	(14,049,248)
U.S. Treasury Long-Term Bonds	414	6/26	48,588,414	47,144,250	(1,444,164)
United Kingdom Long Gilt Bonds	275	6/26	33,644,098	31,954,682	(1,689,416)
					(17,781,220)
Contracts to Sell:
U.S. Treasury 10-Year Notes	1,337	6/26	150,814,203	148,469,679	2,344,524
U.S. Treasury Ultra 10-Year Notes	331	6/26	38,246,809	37,573,673	673,136
U.S. Treasury Ultra Long-Term Bonds	1,418	6/26	169,732,398	165,285,625	4,446,773
					7,464,433
Net unrealized depreciation on open futures contracts					$(10,316,787)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,802,680	USD	1,238,672	Bank of America N.A.	4/16/26	$4,833
AUD	1,810,000	USD	1,245,515	Bank of America N.A.	4/16/26	3,039
AUD	3,610,000	USD	2,467,341	Bank of America N.A.	4/16/26	22,870
EUR	11,654,186	USD	13,820,700	Bank of America N.A.	4/16/26	(339,508)
INR	127,319,153	USD	1,379,899	Bank of America N.A.	4/16/26	(39,793)
INR	255,047,685	USD	2,767,895	Bank of America N.A.	4/16/26	(83,374)
JPY	260,200,000	USD	1,632,299	Bank of America N.A.	4/16/26	9,727
USD	98,560	MXN	1,788,000	Bank of America N.A.	4/16/26	(1,066)
AUD	1,750,000	USD	1,236,750	BNP Paribas SA	4/16/26	(29,584)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset SMASh Series Core Plus Completion Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,530,000	USD	2,501,964	BNP Paribas SA	4/16/26	$(66,938)
AUD	5,290,000	USD	3,756,830	BNP Paribas SA	4/16/26	(107,741)
EUR	1,650,000	USD	1,963,871	BNP Paribas SA	4/16/26	(55,204)
EUR	2,460,000	USD	2,913,418	BNP Paribas SA	4/16/26	(67,768)
EUR	4,697,776	USD	5,518,202	BNP Paribas SA	4/16/26	(83,964)
USD	3,042,207	EUR	2,580,000	BNP Paribas SA	4/16/26	57,745
USD	3,053,528	EUR	2,590,000	BNP Paribas SA	4/16/26	57,498
USD	4,159,089	EUR	3,508,521	BNP Paribas SA	4/16/26	100,544
USD	2,389,717	GBP	1,774,439	BNP Paribas SA	4/16/26	41,131
USD	686,912	JPY	106,572,730	BNP Paribas SA	4/16/26	14,371
CNH	23,519,469	USD	3,398,873	Citibank N.A.	4/16/26	20,212
EUR	1,800,000	USD	2,095,667	Citibank N.A.	4/16/26	(13,485)
EUR	2,280,000	USD	2,654,735	Citibank N.A.	4/16/26	(17,304)
EUR	3,530,054	USD	4,142,338	Citibank N.A.	4/16/26	(58,884)
JPY	181,240,000	USD	1,152,381	Citibank N.A.	4/16/26	(8,643)
JPY	181,250,000	USD	1,152,462	Citibank N.A.	4/16/26	(8,661)
JPY	181,250,000	USD	1,152,859	Citibank N.A.	4/16/26	(9,058)
JPY	217,460,000	USD	1,382,248	Citibank N.A.	4/16/26	(9,938)
JPY	453,110,000	USD	2,889,708	Citibank N.A.	4/16/26	(30,299)
JPY	453,120,000	USD	2,888,590	Citibank N.A.	4/16/26	(29,118)
JPY	453,120,000	USD	2,889,456	Citibank N.A.	4/16/26	(29,984)
USD	1,783,466	AUD	2,590,000	Citibank N.A.	4/16/26	(3,139)
USD	640,586	CAD	881,169	Citibank N.A.	4/16/26	6,705
USD	2,463,973	EUR	2,090,000	Citibank N.A.	4/16/26	46,328
USD	2,754,435	EUR	2,339,528	Citibank N.A.	4/16/26	48,144
USD	3,465,534	EUR	2,940,000	Citibank N.A.	4/16/26	64,635
USD	22,303,309	INR	2,021,460,374	Citibank N.A.	4/16/26	1,026,300
USD	345,589	MXN	6,195,000	Goldman Sachs Group Inc.	4/16/26	406
AUD	774,350	USD	542,199	JPMorgan Chase & Co.	4/16/26	(8,045)
AUD	1,410,000	USD	994,113	JPMorgan Chase & Co.	4/16/26	(21,482)
AUD	1,420,000	USD	1,002,575	JPMorgan Chase & Co.	4/16/26	(23,046)
AUD	2,130,000	USD	1,506,357	JPMorgan Chase & Co.	4/16/26	(37,064)
AUD	2,130,000	USD	1,491,911	JPMorgan Chase & Co.	4/16/26	(22,617)
AUD	14,470,295	USD	9,751,720	JPMorgan Chase & Co.	4/16/26	230,021
CNH	23,440,000	USD	3,387,185	JPMorgan Chase & Co.	4/16/26	20,348
EUR	1,290,000	USD	1,496,593	JPMorgan Chase & Co.	4/16/26	(4,362)
JPY	262,510,000	USD	1,648,332	JPMorgan Chase & Co.	4/16/26	8,271
JPY	328,140,000	USD	2,065,822	JPMorgan Chase & Co.	4/16/26	4,948
USD	588,094	AUD	860,000	JPMorgan Chase & Co.	4/16/26	(5,142)
USD	648,846	AUD	948,758	JPMorgan Chase & Co.	4/16/26	(5,616)
USD	1,179,064	AUD	1,730,000	JPMorgan Chase & Co.	4/16/26	(14,306)
USD	1,764,584	AUD	2,590,000	JPMorgan Chase & Co.	4/16/26	(22,022)
USD	2,874,955	AUD	4,280,000	JPMorgan Chase & Co.	4/16/26	(77,428)
USD	5,015,098	AUD	7,253,627	JPMorgan Chase & Co.	4/16/26	11,480
USD	6,775,902	CNH	46,959,469	JPMorgan Chase & Co.	4/16/26	(50,717)
USD	11,758,822	BRL	62,137,145	JPMorgan Chase & Co.	6/2/26	(74,262)
Net unrealized appreciation on open forward foreign currency contracts						$339,994

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At March 31, 2026, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	106,521,000BRL	1/2/31	BRL-CDI**	13.250%**	$(264,151)	—	$(264,151)
JPMorgan Chase & Co.	95,500,000BRL	1/2/31	BRL-CDI**	13.300%**	(213,217)	—	(213,217)
Total					$(477,368)	—	$(477,368)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	449,514,000	12/15/27	3.320% annually	Daily SOFR Compound annually	$2,468,015	$(36,187)	$2,504,202
	291,290,000MXN	3/14/28	28-Day MXN TIIE - Banxico every 28 days	7.225% every 28 days	(100,603)	—	(100,603)
	118,570,000	11/21/30	2.452%**	CPURNSA**	318,957	(57,639)	376,596
	230,264,000	1/31/33	3.520% annually	Daily SOFR Compound annually	2,425,212	499,321	1,925,891
Total					$5,111,581	$405,495	$4,706,086

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.46 Index	$854,883,000	6/20/31	1.000% quarterly	$14,756,072	$14,458,766	$297,306

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.46 Index	$59,143,200	6/20/31	5.000% quarterly	$(2,833,595)	$(2,327,617)	$(505,978)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset SMASh Series Core Plus Completion Fund
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$22,793,000	4/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$(763,097)	—	$(763,097)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	7.057%
BRL-CDI	14.650%
CPURNSA	3.302%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
CDI	—	Clearing House Electronic Subregister System Depositary Interest
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	$11,227,000	$9,724,434	5.35%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,269,000	5,531,961	3.05%
Argentine Republic Government International Bond, 5.000% due 1/9/38	7,303,000	5,506,462	3.03%
Bahamas Government International Bond, 8.250% due 6/24/36	6,521,000	6,979,289	3.84%
Benin Government International Bond, 7.960% due 2/13/38	5,468,000	5,349,485	2.94%
Costa Rica Government International Bond, 6.550% due 4/3/34	7,054,000	7,440,206	4.10%
Dominican Republic International Bond, 4.500% due 1/30/30	7,847,000	7,454,650	4.10%
Ecuador Government International Bond, 6.900% due 7/31/35	7,778,430	6,821,683	3.75%
Ecuador Government International Bond, 8.750% due 1/29/34	2,617,500	2,569,731	1.41%
Egypt Government International Bond, 5.800% due 9/30/27	3,806,000	3,748,187	2.06%
Egypt Government International Bond, 7.903% due 2/21/48	6,124,000	4,956,988	2.73%
El Salvador Government International Bond, 7.125% due 1/20/50	8,197,000	6,967,450	3.83%
Ethiopia International Bond, 6.625% due 12/11/26(a)	7,276,000	7,272,893	4.00%
Ghana Government International Bond, 5.000% due 7/3/29	2,981,000	2,476,611	1.36%
Ghana Government International Bond, 5.000% due 7/3/35	4,267,000	3,626,950	2.00%
Guatemala Government Bond, 5.375% due 4/24/32	6,704,000	6,631,597	3.65%
Ivory Coast Government International Bond, 7.625% due 1/30/33	10,512,000	10,688,076	5.88%
Jordan Government International Bond, 7.500% due 1/13/29	5,389,000	5,540,889	3.05%
Mozambique International Bond, 9.000% due 9/15/31	4,420,000	3,313,276	1.82%
Nigeria Government International Bond, 7.375% due 9/28/33	9,415,000	9,195,819	5.06%
Paraguay Government International Bond, 6.100% due 8/11/44	7,380,000	7,344,576	4.04%
Petroleos de Venezuela SA, 5.375% due 4/12/27(a)	26,747,200	8,186,464	4.51%
Provincia de Buenos Aires/Government Bonds, 6.625% due 9/1/37	4,768,517	3,203,277	1.76%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	8,263,000	6,850,192	3.77%
Republic of South Africa Government International Bond, 5.000% due 10/12/46	7,367,000	5,285,822	2.91%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	5,239,000	4,715,781	2.60%
Senegal Government International Bond, 6.250% due 5/23/33	3,222,000	1,702,022	0.94%
Senegal Government International Bond, 6.750% due 3/13/48	6,888,000	3,469,830	1.91%
Sri Lanka Government International Bond, 3.100% due 1/15/30	2,528,000	2,332,080	1.28%
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset SMASh Series Core Plus Completion Fund
Security	Face Amount	Value	Weight
Sri Lanka Government International Bond, 3.350% due 3/15/33	$2,245,000	$1,867,279	1.03%
Sri Lanka Government International Bond, 3.600% due 6/15/35	3,195,000	2,420,213	1.33%
Sri Lanka Government International Bond, 3.600% due 5/15/36	1,067,000	942,961	0.52%
Sri Lanka Government International Bond, 3.600% due 2/15/38	1,582,000	1,413,912	0.78%
Sri Lanka Government International Bond, 4.000% due 4/15/28	1,006,000	696,844	0.38%
Ukraine Government International Bond, 0.000% due 2/1/34	2,109,000	898,434	0.50%
Ukraine Government International Bond, 0.000% due 2/1/35	1,806,000	827,148	0.46%
Ukraine Government International Bond, 0.000% due 2/1/36	1,815,000	829,455	0.46%
Ukraine Government International Bond, 4.500% due 2/1/34	3,163,000	1,679,553	0.92%
Ukraine Government International Bond, 4.500% due 2/1/35	1,614,000	840,894	0.46%
Ukraine Government International Bond, 4.500% due 2/1/36	1,641,000	838,551	0.46%
Zambia Government International Bond, 0.500% due 12/31/53	5,495,000	3,573,412	1.97%
Total		$181,715,337	100.00%
(a)
The coupon payment on this security is currently in default as of March 31, 2026.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series Core Plus Completion Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$257,912,177	—	$257,912,177
Corporate Bonds & Notes	—	227,871,695	—	227,871,695
Collateralized Mortgage Obligations	—	165,485,251	—	165,485,251
Sovereign Bonds	—	105,543,580	—	105,543,580
Asset-Backed Securities	—	67,372,222	—	67,372,222
Senior Loans:
Financials	—	17,187,119	$405,903	17,593,022
Industrials	—	3,007,145	1,721,722	4,728,867
Other Senior Loans	—	21,761,455	—	21,761,455
U.S. Government & Agency Obligations	—	28,714,241	—	28,714,241
U.S. Treasury Inflation Protected Securities	—	1,187,925	—	1,187,925
Purchased Options	$910,641	—	—	910,641
Common Stocks:
Industrials	30,359	176	—	30,535
Non-U.S. Treasury Inflation Protected Securities	—	29,600	—	29,600
Warrants	—	21,570	—	21,570
Total Investments	$941,000	$896,094,156	$2,127,625	$899,162,781
Other Financial Instruments:
Futures Contracts††	$7,542,082	—	—	$7,542,082
Forward Foreign Currency Contracts††	—	$1,799,556	—	1,799,556
Centrally Cleared Interest Rate Swaps††	—	4,806,689	—	4,806,689
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	297,306	—	297,306
Total Other Financial Instruments	$7,542,082	$6,903,551	—	$14,445,633
Total	$8,483,082	$902,997,707	$2,127,625	$913,608,414

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$1,202,608	—	—	$1,202,608
Futures Contracts††	17,858,869	—	—	17,858,869
Forward Foreign Currency Contracts††	—	$1,459,562	—	1,459,562
OTC Interest Rate Swaps	—	477,368	—	477,368
Centrally Cleared Interest Rate Swaps††	—	100,603	—	100,603
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	505,978	—	505,978
OTC Total Return Swaps	—	763,097	—	763,097
Total	$19,061,477	$3,306,608	—	$22,368,085

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 3/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	705	3/25	$8,582	$176	$0.25	0.00%(a)
Spirit Airlines LLC, Warrants	86,279	3/25	1,050,305	21,570 (b)	0.25	0.00 (a)
Total			$1,058,887	$21,746		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset SMASh Series Core Plus Completion Fund 2026 Quarterly Report